Disclosure about Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities:
Bank owned life insurance	$ 3,017
Carrying amounts [Member]
Financial assets:
Cash and due from banks	35,790	37,547
Securities:
Available-for-sale	15,246	18,780
Held-to-maturity	6,960	5,989
Federal Reserve Bank stock	140	137
Federal Home Loan Bank stock	513	528
Loans, net of unearned income and fees	277,435	267,123
Bank owned life insurance	3,017
Total financial assets	339,101	330,104
Financial liabilities:
Deposits	315,157	310,393
Line of credit	1,900	2,000
Total financial liabilities	317,057	312,393
Approximate fair values [Member]
Financial assets:
Cash and due from banks	35,790	37,547
Securities:
Available-for-sale	15,246	18,780
Held-to-maturity	7,178	6,165
Federal Reserve Bank stock	140	137
Federal Home Loan Bank stock	513	528
Loans, net of unearned income and fees	282,841	276,862
Bank owned life insurance	3,017
Total financial assets	345,227	340,019
Financial liabilities:
Deposits	317,922	315,578
Line of credit	1,900	2,000
Total financial liabilities	$ 319,822	$ 317,578